Share-Based Compensation - Restricted Stock Units (Details) - RSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Restricted Stock Units
Unvested and outstanding beginning balance (in shares) | shares	415,000
Granted (in shares) | shares	1,215,650
Vested (in shares) | shares	(204,500)
Canceled of forfeited (in shares) | shares	(320,850)
Unvested and outstanding ending balance (in shares) | shares	1,105,300
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 12.09
Granted weighted average grant date fair value (usd per share) | $ / shares	8.27
Vested weighted average grant date fair value (usd per share) | $ / shares	11.49
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	10.33
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 8.62